Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Pensions and other post-employment benefits [abstract]
Summary of information on plan assets and defined benefit obligation per country
Statement of financial position - Net defined benefit asset/liability

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2020	2019	2020	2019	2020	2019
The Netherlands	469	454	643	634	-174	-180
United States	311	277	291	275	20	3
United Kingdom	1,896	1,887	1,199	1,184	696	703
Belgium	591	590	681	676	-90	-85
Other countries	316	168	393	383	-77	-214
Funded status (Net defined benefit asset/liability)	3,583	3,377	3,208	3,151	375	226

Presented as:
- Other assets					725	709
- Other liabilities					-350	-483
					375	226

Schedule of changes in fair value of plan assets
Changes in fair value of plan assets
	2020	2019
Opening balance	3,377	3,019
Interest income	50	70
Remeasurements: Return on plan assets excluding amounts included in interest income	246	274
Employer's contribution	170	34
Participants contributions	2	2
Benefits paid	-128	-126
Exchange rate differences	-134	104
Closing balance	3,583	3,377

Actual return on the plan assets	296	344

Schedule of changes in present value of defined benefit obligation and other post-employment benefits
Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2020	2019	2020	2019
Opening balance	3,151	2,913	84	76
Current service cost	31	28	-2	-1
Interest cost	44	65	2	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	4	-6
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	190	206	7	7
Participants’ contributions	2	2	0	1
Benefits paid	-132	-130	-1	-1
Past service cost	2	-0
Exchange rate differences	-85	73	-8	1
Closing balance	3,208	3,151	83	84

Summary of changes in the net defined benefit assets/liability remeasurement reserve
Amounts recognised directly in Other comprehensive income were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
	2020	2019
Opening balance	-336	-394

Remeasurement of plan assets	246	274
Actuarial gains and losses arising from changes in demographic assumptions	-4	6
Actuarial gains and losses arising from changes in financial assumptions	-190	-206
Taxation and Exchange rate differences	-24	-15
Total Other comprehensive income movement for the year	28	58

Closing balance	-307	-336

Summary of pension and other staff-related benefit costs
Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Other			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Current service cost	31	28	39	-2	-1	-4	12	1	22	41	29	57
Past service cost	2	-0	0							2	-0	0
Net Interest cost	-6	-5	-4	2	3	2	0	0	0	-3	-2	-2
Effect of curtailment or settlement	0								-1	0		-1
Other
Defined benefit plans	27	23	35	0	2	-1	12	2	21	40	26	54

Defined contribution plans										356	340	331
										395	366	385